Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Entity Registrant Name	Telesat Canada
Entity Central Index Key	0001465191
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Reporting Status Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	7,034,444
Non-Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	38,431,311
Director Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	1,000
Common Stock [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	74,252,460